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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Deborah Carlson
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05995
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

     /s/ Deborah Carlson    Wellesley, Massachusetts  November 9, 2006
   -----------------------  ------------------------- ----------------
         [Signature]              [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name
    28-05989                    Amelia Peabody Foundation
    ---------------             -----------------------------------



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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $1,157 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                      DEBORAH CARLSON - SEPTEMBER 30, 2006
                           FORM 13F INFORMATION TABLE

            COLUMN 1         COLUMN 2       COLUMN 3       COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7         COLUMN 8
         Name of Issuer   Title of Class      CUSIP          Value    Shrs orSh/ Put/   Investment      Other      Voting Authority
                                                           (X $1000)  Prn AmtPrn Call   Discretion    Managers   Sole   Shared  None
Abbot Labs                    Common        002824100         10          200 SH           Sole                     200    0      0
Barclays PLC                   ADR          06738E204         20          400 SH           Sole                     400    0      0
BP PLC                         ADR          055622104         33          500 SH           Sole                     500    0      0
Beverly Natl. Corp.           Common        088115100         35        1,500 SH           Sole                   1,500    0      0
CVS Corp.                     Common        126650100         45        1,400 SH           Sole                   1,400    0      0
Centerpoint                   Common        15189T107         14        1,000 SH           Sole                   1,000    0      0
Dow Chemical                  Common        260543103         39        1,000 SH           Sole                   1,000    0      0
Duff Phelps                   Common        26432K108         46        4,000 SH           Sole                   4,000    0      0
Duke Energy Holding Corp.     Common        26441C105         82        2,700 SH           Sole                   2,700    0      0
Dupont                        Common        263534109         21          500 SH           Sole                     500    0      0
Energy East Corp.             Common        29266M109         95        4,000 SH           Sole                   4,000    0      0
General Electric              Common        369604103         53        1,500 SH           Sole                   1,500    0      0
Great Plains                  Common        391164100         93        3,000 SH           Sole                   3,000    0      0
HSBC Holdings                  ADR          404280406         37          400 SH           Sole                     400    0      0
Johnson & Johnson             Common        478160104         32          500 SH           Sole                     500    0      0
JP Morgan Chase               Common        46625H100         47        1,000 SH           Sole                   1,000    0      0
Key Corp.                     Common        493267108         19          500 SH           Sole                     500    0      0
Microsoft                     Common        594918104         11          400 SH           Sole                     400    0      0
New Plan Excel                Common        648053106         54        2,000 SH           Sole                   2,000    0      0
New York Cmnty                Common        649445103         66        4,000 SH           Sole                   4,000    0      0
Petroleo                      Common        71654V408         34          400 SH           Sole                     400    0      0
Proctor & Gamble              Common        742718109         37          600 SH           Sole                     600    0      0
Royal Dutch Shell              ADR          780259206         66        1,000 SH           Sole                   1,000    0      0
Stanley Works                 Common        854616109         25          500 SH           Sole                     500    0      0
Stryker Corp.                 Common        863667101         15          300 SH           Sole                     300    0      0
Teco Energy                   Common        872375100         31        2,000 SH           Sole                   2,000    0      0
3M                            Common        88579Y101         22          300 SH           Sole                     300    0      0
TransCanada                   Common        89353D107         41        1,300 SH           Sole                   1,300    0      0
XL Capital Ltd                Common        G98255105         34          500 SH           Sole                     500    0      0